Taxes (Tables)	12 Months Ended
Mar. 31, 2026
Taxes [Abstract]
Schedule of Taxation in the Statement of Income

Taxation in the statement of income represents:

	For the years ended March 31,
	2024	2025	2026	2026
	HKD	HKD	HKD	US$
Hong Kong profits tax provision for the year:
Current	2,817,000	2,256,487	3,694,352	471,218
Deferred	–	–	(38,816)	(4,951)
	2,817,000	2,256,487	3,655,536	466,267

Schedule of Effective Tax Rate

The following table reconciles Hong Kong statutory rates to the Company’s effective tax rate:

	For the years ended March 31,
	2024	2025	2026	2026
	HKD	HKD	HKD	US$
Income before tax	12,753,794	10,524,854	20,346,111	2,595,167
Hong Kong statutory income tax rate	16.50%	16.50%	16.50%	16.50%
Income tax expense computed at statutory rate	2,104,376	1,736,601	3,357,109	428,203
Reconciling items:
Non-deductible items in Hong Kong	272,376	1,025,705	958,538	122,262
Non-taxable items in Hong Kong	(608,034)	(504,319)	(448,793)	(57,244)
Two-tiered profits tax rates benefit	–	–	(165,000)	(21,046)
Tax Effect of amortization of intangible assets acquired in business combination	–	–	(38,816)	(4,951)
Under provision for prior year	1,051,282	–	1,498	191
Tax credit	(3,000)	(1,500)	(9,000)	(1,148)
Effective income tax expenses	2,817,000	2,256,487	3,655,536	466,267